INVESTMENTS (Policies)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Description of accounting policy for investments
12.a. Accounting policy
The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies.
12.a.1. Subsidiary
The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.
Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.
There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company's voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
12.a.2. Joint control
Joint control is the contractually agreed sharing of control, existing only when decisions about relevant activities require the unanimous consent of the parties sharing control.
Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.
Exchange rate variations in the equity of Aliança (joint control) are recognized in equity in other comprehensive income (“Effects of the translation of foreign investments”, note 24.f.). The functional and presentation currency of Aliança, an investee of the Company based in the Netherlands, is the Euro.
When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.
When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.
12.a.3. Business combination
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree's former controlling shareholders and any interests issued in exchange for control of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
Acquisitions involving companies under common control are accounted for at the carrying amount of the net assets acquired/identifiable net liabilities (“Predecessor Value Method”). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired/identifiable net liabilities will be recorded in equity as “Other capital reserves”.
Any contingent consideration to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent consideration considered as an asset or liability shall be recognized in accordance with IFRS 9 in the statement income .
Goodwill is initially measured as the excess of the consideration transferred over the net assets acquired (identifiable assets acquired, net and liabilities assumed). If the consideration is less than the fair value of the net assets acquired, the difference shall be recognized as a gain in the income statement.
After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units expected to benefit from the synergies of the combination, regardless of whether other assets or liabilities of the acquiree are attributed to those units.
When goodwill is part of a cash-generating unit and a portion of that unit is disposed of, the goodwill associated with the portion disposed of shall be included in the cost of the transaction when determining the gain or loss on disposal. Goodwill disposed of in such circumstances is determined based on the proportionate amounts of the portion disposed of in relation to the cash-generating unit retained.
In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.